CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash	$ 16,675,228	$ 5,234,953
Short-term Investments	0	26,977,362
Prepaid Expenses	359,015	146,145
TOTAL CURRENT ASSETS	17,034,243	32,358,460
OTHER ASSETS
Security Deposit	56,630	49,385
TOTAL OTHER ASSETS	56,630	49,385
TOTAL ASSETS	17,090,873	32,407,845
CURRENT LIABILITIES
Accounts Payable and Accrued Expenses	2,121,893	1,606,307
TOTAL LIABILITIES	2,121,893	1,606,307
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common Stock: $.001 par value, 30,000,000 shares authorized, 11,115,747 and 10,301,114 shares issued and outstanding at December 31, 2016 and 2015, respectively	11,116	10,301
Additional paid-in capital	77,340,448	71,852,692
Accumulated deficit	(62,382,584)	(41,061,455)
TOTAL SHAREHOLDERS' EQUITY	14,968,980	30,801,538
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 17,090,873	$ 32,407,845